Schedule of earnings per share (Details) - USD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
(Loss) / profit for the year	$ (18,503)
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
(Loss)/earnings for the period		$ (585,716)	$ 455,435	$ (552,004)
Adjustments
(Loss) / profit for the year		$ (585,716)	$ 455,435	$ (552,004)
Weighted average number of shares in issue		69,242,458	89,932,750	100,000,000
(Loss)/earnings per share (cents)		$ (0.85)	$ 0.51	$ (0.55)
Headline (loss)/ earnings per share (cents)		$ (0.85)	$ 0.51	$ (0.55)